Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2017
Affiliated companies and other equity-method investees
Summary of financial information for JAFCO, NRI, NREH and American Century Companies, Inc

	Millions of yen
	March 31
	2016(1)	2017
Total assets	¥8,484,222	¥2,609,327
Total liabilities	7,143,940	1,449,961

	Millions of yen
	Year ended March 31
	2015(1)	2016(1)	2017
Net revenues	¥872,967	¥831,774	¥873,423
Non-interest expenses	681,556	673,014	694,089
Net income attributable to the companies	136,914	114,770	122,123

(1)	Certain changes to the presentation of previously reported amounts have been made to conform to the current year.

Summary of balances and transactions with affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2016	2017
Investments in affiliated companies	¥394,984	¥419,816
Advances to affiliated companies	300	300
Other receivables from affiliated companies	1,372	1,577
Other payables to affiliated companies	7,606	12,284

	Millions of yen
	Year ended March 31
	2015	2016	2017
Revenues	¥688	¥1,124	¥1,205
Non-interest expenses	48,176	42,852	38,271
Purchase of software, securities and tangible assets	26,772	20,679	23,285

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2016	2017
Carrying amount	¥387,825	¥414,563
Fair value	487,656	533,213